Cash Flow Information (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Cash Flow Information [Abstract]
Loss for the year	$ (15,979)	$ (37,593)	$ (20,746)	$ (13,105)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings	6,238	8,792	10,182	4,402
Non-cash flows in profit:
- depreciation and amortisation expense	1,842	3,030	3,516	5,718
- impairment expense	292	1,914	2,157	0
- fair value gain/(loss) on Convertible Notes derivative	592	(2,393)	0	0
Changes in assets and liabilities:
- (increase) in trade and other receivables	(4,748)	14,925	(6,518)	(1,046)
- (increase) in current tax receivable	35	52	(88)	0
- (increase)/decrease in derivative assets	0	0	2,289	(2,225)
- (increase)/decrease in inventories	(179)	6,638	8,088	(15,646)
- (increase)/decrease in deferred tax asset/(liability)	0	0	5,589	(2,160)
- (increase) in related party receivables	(3,438)	(906)	(5,603)	(650)
- increase/(decrease) in trade and other payables	2,078	6,956	(11,113)	12,817
- increase/(decrease) in income taxes payable	635	152	(483)	36
- increase/(decrease) in provisions	367	39	311	(2,507)
- increase/(decrease) in foreign currency derivative liability	(1,343)	(5,104)	5,530	(1,982)
- net exchange differences	90	(618)	1,849	(851)
Cashflows from operations	$ (13,518)	$ (4,116)	$ (5,040)	$ (17,199)